Asset retirement obligations - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Asset Retirement Obligation Disclosure [Abstract]
Accretion expense	$ 69	$ 41